CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product revenues	$ 3,701,183,875	$ 1,680,560,853	$ 690,057,249
Other revenues	72,473,670	16,111,882	2,055,715
Total net revenues	3,773,657,545	1,696,672,735	692,112,964
Cost of goods sold (including inventory written down of $12,166,659, $33,883,024 and $35,585,311 for the years ended December 31, 2012, 2013 and 2014, respectively)	(2,835,310,592)	(1,288,900,456)	(537,637,860)
Gross profit	938,346,953	407,772,279	154,475,104
Fulfillment expenses (including shipping and handling expenses of $53,897,805, $117,492,970 and $191,592,000 for the years ended December 31, 2012, 2013 and 2014, respectively) (Note 22(c))	(370,189,860)	(197,812,615)	(96,523,444)
Marketing expenses (Note 22(c))	(189,936,406)	(74,498,341)	(32,272,629)
Technology and content expenses (Note 22(c))	(109,476,531)	(40,399,276)	(14,644,113)
General and administrative expenses (Note 22(c))	(157,846,115)	(49,943,775)	(25,541,812)
Total operating expenses	(827,448,912)	(362,654,007)	(168,981,998)
Other income (Note 17)	25,122,023	8,708,487	2,563,321
(Loss) income from operations	136,020,064	53,826,759	(11,943,573)
Other non-operating income	3,312,033
Impairment loss of other investment	1,006,083	0	0
Interest expenses	(12,277,152)		(222,868)
Interest income	47,090,132	15,666,129	3,558,013
Exchange (loss) gain	(139,165)	1,356,766	(157,473)
(Loss) income before income taxes and share of loss of affiliates	172,999,829	70,849,654	(8,765,901)
Income tax expense (Note 18)	(39,978,145)	(18,549,791)	(706,173)
Share of loss of affiliates	(10,232,492)	0	0
Net (loss) income	122,789,192	52,299,863	(9,472,074)
Net loss attributable to noncontrolling interests	(14,470,715)
Net (loss) income attributable to Vipshop Holdings Limited's shareholders	137,259,907	52,299,863	(9,472,074)
Net earnings per ordinary share (Note 19)
Net (loss) income	122,789,192	52,299,863	(9,472,074)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(9,155,584)	3,518,820	994,606
Comprehensive (loss) income	113,633,608	55,818,683	(8,477,468)
Less: Comprehensive loss attributable to noncontrolling interests	(14,814,244)
Comprehensive (loss) income attributable to Vipshop Holdings Limited's shareholders	$ 128,447,852	$ 55,818,683	$ (8,477,468)
Class A ordinary shares
Shares used in calculating earnings per share:
- Basic (in shares)	96,800,324	92,452,279	72,338,848
- Diluted (in shares)	103,717,226	98,984,815	72,338,848
Net earnings per ordinary share (Note 19)
- Basic (in dollars per share)	$ 1.21	$ 0.48	$ (0.11)
- Diluted (in dollars per share)	$ 1.14	$ 0.45	$ (0.11)
Class B ordinary shares
Shares used in calculating earnings per share:
- Basic (in shares)	16,510,358	16,510,358	16,510,358
- Diluted (in shares)	16,510,358	16,510,358	16,510,358
Net earnings per ordinary share (Note 19)
- Basic (in dollars per share)	$ 1.21	$ 0.48	$ (0.11)
- Diluted (in dollars per share)	$ 1.14	$ 0.45	$ (0.11)